Commitments and Contingencies - Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Components of lease expense:
Operating lease cost	$ 47,244	$ 51,448	$ 199,611	$ 191,483
Lease impairment cost			0	303,327
Sublease income	(52,542)	(51,083)	(204,324)	(177,588)
Total lease (income) cost	$ (5,298)	$ 366	$ (4,713)	$ 317,222